Submission	Feb. 13, 2026
Submission [Line Items]
Central Index Key	0001047127
Registrant Name	AMKOR TECHNOLOGY, INC.
Registration File Number	333-279042
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A